Matthews Emerging Markets Equity Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 92.0%

	Shares	Value

CHINA/HONG KONG: 29.6%
Tencent Holdings, Ltd.	38,400	$3,064,610
AIA Group, Ltd.	109,000	1,333,808
Alibaba Group Holding, Ltd.[b]	46,200	1,312,663
Ping An Insurance Group Co. of China, Ltd. A Shares	87,200	1,048,418
Yum China Holdings, Inc.	16,800	994,728
JD.com, Inc. ADR[b]	11,200	944,496
Wuxi Biologics Cayman, Inc.[b,c,d]	73,000	920,585
Techtronic Industries Co., Ltd.	50,000	857,190
Jiumaojiu International Holdings, Ltd.[b,c,d]	191,000	765,707
Midea Group Co., Ltd. A Shares	59,200	745,935
Anhui Conch Cement Co., Ltd. A Shares	94,600	739,556
Bilibili, Inc. ADR[b]	6,800	728,008
China International Capital Corp., Ltd. H Shares[b,c,d]	299,200	727,901
Estun Automation Co., Ltd. A Shares[b]	141,400	560,947
New Oriental Education & Technology Group, Inc.[b]	38,600	534,651
Alibaba Group Holding, Ltd. ADR[b]	1,400	317,422
BeiGene, Ltd. ADR[b]	600	208,848

Total China/Hong Kong		15,805,473

INDIA: 10.3%
Infosys, Ltd. ADR	53,400	999,648
HDFC Bank, Ltd. ADR[b]	12,100	940,049
Kotak Mahindra Bank, Ltd.[b]	33,336	802,897
Dabur India, Ltd.	101,291	750,040
Aditya Birla Capital, Ltd.[b]	436,705	716,095
Reliance Industries, Ltd.	25,341	696,782
Dr. Reddy’s Laboratories, Ltd. ADR	9,600	589,344

Total India		5,494,855

RUSSIA: 7.5%
LUKOIL PJSC ADR	17,944	1,450,047
Novatek PJSC GDR[d]	6,475	1,278,275
Yandex N.V. Class Ab	11,300	723,878
Polymetal International PLC	29,407	575,327

Total Russia		4,027,527

BRAZIL: 7.1%
Vale SA ADR	55,200	959,376
Banco BTG Pactual SA	45,000	775,897
Hapvida Participacoes e Investimentos SAc,d	238,200	629,710
Magazine Luiza SA	135,900	488,681
Pagseguro Digital, Ltd. Class Ab	10,300	476,890
Banco Bradesco SA ADR	101,400	476,580

Total Brazil		3,807,134

TAIWAN: 6.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	162,000	3,411,592

Total Taiwan		3,411,592

SOUTH KOREA: 5.2%
LG Household & Health Care, Ltd.	806	1,118,428
Kia Motors Corp.	12,476	917,038
Hugel, Inc.[b]	4,718	746,221

Total South Korea		2,781,687

	Shares	Value

SINGAPORE: 4.1%
CapitaLand, Ltd.	487,100	$1,364,813
Sea, Ltd. ADR[b]	3,600	803,628

Total Singapore		2,168,441

MEXICO: 3.4%
Prologis Property Mexico SA de CV, REIT	457,098	981,980
Grupo Aeroportuario del Sureste S.A.B. de CV. ADR[b]	4,600	817,834

Total Mexico		1,799,814

VIETNAM: 3.0%
FPT Corp.	318,564	1,076,207
Military Commercial Joint Stock Bank[b]	446,200	546,508

Total Vietnam		1,622,715

POLAND: 2.9%
LiveChat Software SA	29,926	952,553
Allegro.eu SAb,c,d	41,398	582,743

Total Poland		1,535,296

FRANCE: 2.4%
LVMH Moet Hennessy Louis Vuitton SE	1,950	1,302,506

Total France		1,302,506

ZAMBIA: 2.0%
First Quantum Minerals, Ltd.	57,300	1,092,015

Total Zambia		1,092,015

INDONESIA: 1.9%
PT Bank Rakyat Indonesia Persero	3,260,500	989,184

Total Indonesia		989,184

PHILIPPINES: 1.7%
Wilcon Depot, Inc.	2,467,400	905,895

Total Philippines		905,895

NETHERLANDS: 1.7%
Heineken N.V.	8,712	894,356

Total Netherlands		894,356

THAILAND: 1.6%
CP ALL Public Co., Ltd.[b]	382,700	849,101

Total Thailand		849,101

PERU: 1.2%
Credicorp, Ltd.	4,700	641,879

Total Peru		641,879

TOTAL COMMON EQUITIES		49,129,470

(Cost $44,359,459)

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Matthews Emerging Markets Equity Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES: 6.5%

	Shares	Value

SOUTH KOREA: 6.5%
Samsung Electronics Co., Ltd., Pfd.	53,941	$3,493,663

Total South Korea		3,493,663

TOTAL PREFERRED EQUITIES		3,493,663

(Cost $ 2,666,679)

TOTAL INVESTMENTS: 98.5%		52,623,133
(Cost $ 47,026,138)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.5%		774,527

NET ASSETS: 100.0%		$53,397,660

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $3,626,646, which is 6.79% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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